N-2	Jun. 04, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001383414
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	PENNANTPARK INVESTMENT CORPORATION
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses
Sales load (as a percentage of offering price)	2.00	% (1)
Offering expenses (as a percentage of offering price) Dividend reinvestment plan expenses	0.25 —	% (2) (3)
Total stockholder expenses (as a percentage of offering price)	2.25%
(1)
Represents the maximum sales agents’ commission with respect to the shares of our common stock sold by us in this offering. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(2)	The percentage reflects estimated offering expenses payable by us of approximately $250,000 for the estimated duration of this offering.
(3)	The expenses of the dividend reinvestment plan are included in “Other expenses.”

Sales Load [Percent]	2.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0	[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.25%	[3]
Annual Expenses [Table Text Block]

Estimated annual expenses (as a percentage of average net assets attributable to common shares) (4)
Management fees	3.30	% (5)
Incentive fees	2.41	% (6)
Interest on borrowed funds	9.47	% (7)
Acquired fund fees and expenses	10.84	% (8)
Other expenses	2.16	% (9)

Total estimated annual expenses	28.18	% (10)

(4)	Net assets attributable to common shares equals average net assets as of March 31, 2024.
(5)
The contractual management fee is calculated at an annual rate of 1.50% of our average adjusted gross assets up to 200% of the Company’s total net assets as of the immediately preceding quarter-end
and 1.00% for amounts that exceed such amount as of the immediately preceding quarter-end.

(6)
The portion of incentive fees paid with respect to net investment income and capital gains, if any, is based on actual amounts incurred during the fiscal quarter ended March 31, 2024, annualized for a full year. Such incentive fees are based on performance, vary from period to period and are not paid unless our performance exceeds specified thresholds. Incentive fees in respect of net investment income do not include incentive fees in respect of net capital gains. The portion of our incentive fee paid in respect of net capital gains is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Management Agreement, as of the termination date) and equals
17.5
% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. For purposes of this chart and our Consolidated Financial Statements, our incentive fees on capital gains are calculated in accordance with GAAP. As we cannot predict our future net investment income or capital gains, the incentive fee paid in future periods, if any, may be substantially different than the fee earned during the fiscal quarter ended March 31, 2024. For more detailed information about the incentive fee, please see “Item 1. Business—Investment Management Agreement” and “Item 1. Business—Investment Advisory Fees” in our most recent Annual Report on
Form 10-K.

(7)
As of March 31, 2024, we had $78.5 million of unused borrowing capacity, subject to maintenance of the applicable total assets to debt ratio, under the 1940 Act. As of such date, we had $396.5 million in borrowings outstanding under the Truist Credit Facility, $150.0 million in aggregate principal of 2026 Notes and $165.0 million in aggregate principal of 2026
Notes-2.
We may use proceeds of this offering, if any, to repay outstanding obligations under our existing financing arrangements or other indebtedness. We intend to re-borrow
under our Truist Credit Facility to finance our investment objectives. We have estimated the annual interest expense on borrowed funds and we caution you that our actual interest expense will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the estimate provided in this table.
(8)
Our stockholders indirectly bear 60.5% of the expenses of our investment in PSLF. No management fee is charged by PennantPark Investment Advisers in connection with PSLF. PSLF pays the Administrator an annual fee of 0.25% of average gross assets under management. For this chart, PSLF fees and operating expenses are based on our share of the actual fees and operating expenses of PSLF for the fiscal quarter ended March 31, 2024, annualized for a full year. Expenses for PSLF may fluctuate over time and may be substantially higher or lower in the future.

Our stockholders indirectly bear 23.1% of the expenses of our investment in PTSF II. A management fee equal to 0.50% per annum of the gross assets of PTSF II and its subsidiaries is charged by PennantPark Investment Advisers in connection with PTSF II. For this chart, PTSF II fees and operating expenses are based on our share of the actual fees and operating expenses of PTSF II for the fiscal quarter ended March 31, 2024, annualized for a full year. Expenses for PTSF II may fluctuate over time and may be substantially higher or lower in the future.

(9)
“Other expenses” includes our general and administrative expenses, professional fees, directors’ fees, insurance costs, taxes, expenses of our dividend reinvestment plan and the expenses of the Investment Adviser reimbursable under our Investment Management Agreement and of the Administrator reimbursable under our Administration Agreement. Such expenses are estimated for the current fiscal year based on actual other expenses for the fiscal quarter ended March 31, 2024, annualized for a full year.

(10)
“Total estimated annual expenses” as a percentage of average net assets attributable to common shares, to the extent we borrow money to make investments, are higher than the total estimated annual expenses percentage would be for a company that is not leveraged. We may borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total estimated annual expenses” percentage be calculated as a percentage of net assets (defined as total assets less indebtedness) rather than total assets, which include assets that have been funded with borrowed money. If the “Total estimated annual expenses” percentage were calculated instead as a percentage of total assets, our “Total estimated annual expenses” would be 11.1% of average total assets.

Management Fees [Percent]	3.30%	[4],[5]
Interest Expenses on Borrowings [Percent]	9.47%	[4],[6]
Incentive Fees [Percent]	2.41%	[4],[7]
Acquired Fund Fees and Expenses [Percent]	10.84%	[4],[8]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.16%	[4],[9]
Total Annual Expenses [Percent]	28.18%	[4],[10]
Expense Example [Table Text Block]
Example
The following example illustrates the projected dollar amount of total cumulative expenses that you would pay on a $1,000 hypothetical investment in common shares, assuming (1) a 2.0% sales load (the maximum commission to be paid by us with respect to common stock sold by us in this offering) and offering expenses totaling 0.25%, (2) total net estimated annual expenses of 25.77% of average net assets attributable to common shares as set forth in the table above (other than performance-based incentive fees) and (3) a 5.0% annual return.

You would pay the following expenses on a $1,000 common stock investment	1 Years	3 Years	5 Years	10 Years
Assuming a 5% annual return (assumes no return from net realized capital gains or net unrealized capital appreciation)	$248	$569	$770	$1,003
Assuming a 5% annual return (assumes return only from realized capital gains and thus subject to the capital gains incentive fee)	$256	$581	$780	$1,002
This example and the expenses in the table above should not be considered a representation of our future expenses. Actual expenses may be greater or less than those assumed. The table above is provided to assist you in understanding the various costs and expenses that an investor in our common stock will bear directly or indirectly. While the example assumes, as required by the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. If we were to earn an annual return equal to or less than 5.0% from net investment income, the incentive fee under our Investment Management Agreement would not be earned or payable. If our returns on our investments, including the realized capital gains, result in an incentive fee, then our expenses would be higher. The example assumes that all distributions are reinvested at NAV. See “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities—Distributions” in our most recent Annual Report on Form
10-K
for more information.

Purpose of Fee Table , Note [Text Block]	The following table will assist you in understanding the various costs and expenses that an investor in shares of our common stock will bear directly or indirectly. However, we caution you that some of the percentages indicated in the table below are estimates and may vary from actual results. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you” or “us” or that “we” will pay, stockholders will indirectly bear such fees or expenses as investors in us.
Basis of Transaction Fees, Note [Text Block]	as a percentage of offering price
Other Expenses, Note [Text Block]	“Other expenses” includes our general and administrative expenses, professional fees, directors’ fees, insurance costs, taxes, expenses of our dividend reinvestment plan and the expenses of the Investment Adviser reimbursable under our Investment Management Agreement and of the Administrator reimbursable under our Administration Agreement. Such expenses are estimated for the current fiscal year based on actual other expenses for the fiscal quarter ended March 31, 2024, annualized for a full year.
Management Fee not based on Net Assets, Note [Text Block]	The contractual management fee is calculated at an annual rate of 1.50% of our average adjusted gross assets up to 200% of the Company’s total net assets as of the immediately preceding quarter-end
and 1.00% for amounts that exceed such amount as of the immediately preceding quarter-end.

Acquired Fund Fees and Expenses, Note [Text Block]
(8)
Our stockholders indirectly bear 60.5% of the expenses of our investment in PSLF. No management fee is charged by PennantPark Investment Advisers in connection with PSLF. PSLF pays the Administrator an annual fee of 0.25% of average gross assets under management. For this chart, PSLF fees and operating expenses are based on our share of the actual fees and operating expenses of PSLF for the fiscal quarter ended March 31, 2024, annualized for a full year. Expenses for PSLF may fluctuate over time and may be substantially higher or lower in the future.

Our stockholders indirectly bear 23.1% of the expenses of our investment in PTSF II. A management fee equal to 0.50% per annum of the gross assets of PTSF II and its subsidiaries is charged by PennantPark Investment Advisers in connection with PTSF II. For this chart, PTSF II fees and operating expenses are based on our share of the actual fees and operating expenses of PTSF II for the fiscal quarter ended March 31, 2024, annualized for a full year. Expenses for PTSF II may fluctuate over time and may be substantially higher or lower in the future.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Our Investment Adviser and Administrator
We utilize the investing experience and contacts of PennantPark Investment Advisers in developing what we believe is an attractive and diversified portfolio. The senior investment professionals of the Investment Adviser have worked together for many years and average over 25 years of experience in the senior lending, mezzanine lending, leveraged finance, distressed debt and private equity businesses. In addition, our senior investment professionals have been involved in originating, structuring, negotiating, managing and monitoring investments in middle-market companies across changing economic and market cycles. We believe this experience and history have resulted in a reputation as a respected partner to financial sponsors, management teams, investment bankers, attorneys and accountants, which provides us with access to substantial investment opportunities across the capital markets. Our Investment Adviser has a rigorous investment approach, which is based upon intensive financial analysis with a focus on capital preservation, diversification and active management. Since our Investment Adviser’s inception in 2007, it has invested through its managed funds $20.3 billion in 674 companies with more than 200 different financial sponsors through its managed funds, which includes investments by the Company totaling $8.0 billion in 351 companies.
Our Administrator has experienced professionals with substantial backgrounds in finance and administration of registered investment companies. In addition to furnishing us with clerical, bookkeeping and record keeping services, the Administrator also oversees our financial records as well as the preparation of our reports to stockholders and reports filed with the Securities and Exchange Commission, or the SEC. The Administrator assists in the determination and publication of our net asset value, or NAV, oversees the preparation and filing of our tax returns, and monitors the payment of our expenses as well as the performance of administrative and professional services rendered to us by others. Furthermore, our Administrator offers, on our behalf, significant managerial assistance to those portfolio companies to which we are required to offer such assistance.

See “Risk Factors—Risks Relating to our Business and Structure-There are significant potential conflicts of interest which could impact our investment returns” in our most recent Annual Report on Form
10-K
for more information.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our shares of our common stock may be speculative and involves a high degree of risk. You should carefully consider the risk factors incorporated by reference from our most recent Annual Report on Form
10-K,
our most recent Quarterly Reports on Form
10-Q,
as well as other information contained or incorporated by reference into this prospectus supplement and the accompanying prospectus, any free writing prospectus we have authorized for use in connection with this offering and under similar headings in the documents that we file with the SEC on or after the date of this prospectus supplement and are incorporated by reference into this prospectus supplement and the accompanying prospectus.
The risks described in these documents are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may materially adversely affect our business, financial condition and/or operating results. In such case, our NAV and the trading price of our common stock could decline, and you may lose all or part of your investment.

Assumes No Return From Net Realized Capital Gains Or Net Unrealized Capital Appreciation [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 248
Expense Example, Years 1 to 3	569
Expense Example, Years 1 to 5	770
Expense Example, Years 1 to 10	1,003
Assumes Return Only From Realized Capital Gains And Thus Subject To The Capital Gains Incentive Fee [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	256
Expense Example, Years 1 to 3	581
Expense Example, Years 1 to 5	780
Expense Example, Years 1 to 10	$ 1,002
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of average net assets attributable to common shares

[1]	Represents the maximum sales agents’ commission with respect to the shares of our common stock sold by us in this offering. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
[2]	The expenses of the dividend reinvestment plan are included in “Other expenses.”
[3]	The percentage reflects estimated offering expenses payable by us of approximately $250,000 for the estimated duration of this offering.
[4]	Net assets attributable to common shares equals average net assets as of March 31, 2024.
[5]	The contractual management fee is calculated at an annual rate of 1.50% of our average adjusted gross assets up to 200% of the Company’s total net assets as of the immediately preceding quarter-end and 1.00% for amounts that exceed such amount as of the immediately preceding quarter-end.
[6]	As of March 31, 2024, we had $78.5 million of unused borrowing capacity, subject to maintenance of the applicable total assets to debt ratio, under the 1940 Act. As of such date, we had $396.5 million in borrowings outstanding under the Truist Credit Facility, $150.0 million in aggregate principal of 2026 Notes and $165.0 million in aggregate principal of 2026 Notes-2. We may use proceeds of this offering, if any, to repay outstanding obligations under our existing financing arrangements or other indebtedness. We intend to re-borrow under our Truist Credit Facility to finance our investment objectives. We have estimated the annual interest expense on borrowed funds and we caution you that our actual interest expense will depend on prevailing interest rates and our rate of borrowing, which may be substantially higher than the estimate provided in this table.
[7]	The portion of incentive fees paid with respect to net investment income and capital gains, if any, is based on actual amounts incurred during the fiscal quarter ended March 31, 2024, annualized for a full year. Such incentive fees are based on performance, vary from period to period and are not paid unless our performance exceeds specified thresholds. Incentive fees in respect of net investment income do not include incentive fees in respect of net capital gains. The portion of our incentive fee paid in respect of net capital gains is determined and payable in arrears as of the end of each calendar year (or upon termination of the Investment Management Agreement, as of the termination date) and equals 17.5% of our realized capital gains, if any, on a cumulative basis from inception through the end of each calendar year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gain incentive fees. For purposes of this chart and our Consolidated Financial Statements, our incentive fees on capital gains are calculated in accordance with GAAP. As we cannot predict our future net investment income or capital gains, the incentive fee paid in future periods, if any, may be substantially different than the fee earned during the fiscal quarter ended March 31, 2024. For more detailed information about the incentive fee, please see “Item 1. Business—Investment Management Agreement” and “Item 1. Business—Investment Advisory Fees” in our most recent Annual Report on Form 10-K.
[8]	Our stockholders indirectly bear 60.5% of the expenses of our investment in PSLF. No management fee is charged by PennantPark Investment Advisers in connection with PSLF. PSLF pays the Administrator an annual fee of 0.25% of average gross assets under management. For this chart, PSLF fees and operating expenses are based on our share of the actual fees and operating expenses of PSLF for the fiscal quarter ended March 31, 2024, annualized for a full year. Expenses for PSLF may fluctuate over time and may be substantially higher or lower in the future. Our stockholders indirectly bear 23.1% of the expenses of our investment in PTSF II. A management fee equal to 0.50% per annum of the gross assets of PTSF II and its subsidiaries is charged by PennantPark Investment Advisers in connection with PTSF II. For this chart, PTSF II fees and operating expenses are based on our share of the actual fees and operating expenses of PTSF II for the fiscal quarter ended March 31, 2024, annualized for a full year. Expenses for PTSF II may fluctuate over time and may be substantially higher or lower in the future.
[9]	“Other expenses” includes our general and administrative expenses, professional fees, directors’ fees, insurance costs, taxes, expenses of our dividend reinvestment plan and the expenses of the Investment Adviser reimbursable under our Investment Management Agreement and of the Administrator reimbursable under our Administration Agreement. Such expenses are estimated for the current fiscal year based on actual other expenses for the fiscal quarter ended March 31, 2024, annualized for a full year.
[10]	“Total estimated annual expenses” as a percentage of average net assets attributable to common shares, to the extent we borrow money to make investments, are higher than the total estimated annual expenses percentage would be for a company that is not leveraged. We may borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total estimated annual expenses” percentage be calculated as a percentage of net assets (defined as total assets less indebtedness) rather than total assets, which include assets that have been funded with borrowed money. If the “Total estimated annual expenses” percentage were calculated instead as a percentage of total assets, our “Total estimated annual expenses” would be 11.1% of average total assets.